Offsetting Assets and Liabilities - Offsetting Assets (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Offsetting Derivative Assets [Abstract]
Gross Amounts of Recognized Assets	$ 5	$ 25	$ 1,119
Gross Amounts Offset on the Balance Sheet	0	0	0
Net amount of assets presented on the balance sheet	5	25	1,119
Financial Instruments	0	0	0
Cash Collateral	0	0	10,895
Net Amount	$ 5	$ 25	$ 0